LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Gross	$ 1,160	$ 2,017
Interest	48	49
Present Value	1,112	1,968
Less than one year [member]
Statement [Line Items]
Gross	960	1,180
Interest	48	49
Present Value	912	1,131
Between one and five years [member]
Statement [Line Items]
Gross	200	837
Interest	0	0
Present Value	200	837
More than five years [member]
Statement [Line Items]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0